Share Based Compensation and Benefit Plans - Outstanding Non-vested Stock and Related Transactions (Details) - Restricted Stock and PSU's	12 Months Ended
Dec. 31, 2024 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Outstanding, beginning balance (in shares) | shares	269,233
Granted (in shares) | shares	105,177
Vested (in shares) | shares	(98,278)
Forfeited (in shares) | shares	(9,146)
Outstanding, ending balance (in shares) | shares	266,986
Weighted-Average Grant Date Fair Value [Roll Forward]
Outstanding, beginning balance (in dollars per share) | $ / shares	$ 22.93
Granted (in dollars per share) | $ / shares	25.13
Vested (in dollars per share) | $ / shares	20.55
Vested (in dollars per share) | $ / shares	23.98
Outstanding, ending balance (in dollars per share) | $ / shares	$ 24.64